REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 14,265,056	$ 12,833,043	$ 11,640,541
Passengers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	12,611,528	11,233,287	10,215,148
Cargo
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 1,653,528	$ 1,599,756	$ 1,425,393